Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%	30.20%	30.20%
Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period	¥ 103,123	¥ 637
Aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized	¥ 9,268,070	¥ 8,127,532
Japan [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%